Mineral Stream Interests	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Mineral Stream Interests
10.	Mineral Stream Interests

	Six Months Ended June 30, 2020

	Cost			Accumulated Depletion & Impairment 1
(in thousands)	Balance Jan 1, 2020	Additions	Balance Jun 30, 2020	Balance Jan 1, 2020	Depletion	Balance Jun 30, 2020	Carrying Amount Jun 30, 2020

Gold interests
Salobo	$3,059,876	$-	$3,059,876	$(454,619)	$(53,694)	$(508,313)	$2,551,563
Sudbury 2	623,864	-	623,864	(279,821)	(10,158)	(289,979)	333,885
Constancia	136,058	-	136,058	(25,652)	(2,146)	(27,798)	108,260
San Dimas	220,429	-	220,429	(26,062)	(5,479)	(31,541)	188,888
Stillwater 3	239,352	-	239,352	(9,358)	(2,952)	(12,310)	227,042
Other 4	402,232	-	402,232	(389,064)	(2,203)	(391,267)	10,965

	$4,681,811	$-	$4,681,811	$(1,184,576)	$(76,632)	$(1,261,208)	$3,420,603

Silver interests
Peñasquito	$524,626	-	524,626	$(149,924)	$(13,704)	$(163,628)	$360,998
Antamina	900,343	-	900,343	(231,533)	(17,761)	(249,294)	651,049
Constancia	302,948	-	302,948	(74,761)	(4,604)	(79,365)	223,583
Other 5	1,283,054	-	1,283,054	(795,361)	(6,560)	(801,921)	481,133

	$3,010,971	$-	$3,010,971	$(1,251,579)	$(42,629)	$(1,294,208)	$1,716,763

Palladium interests
Stillwater 3	$263,721	$-	$263,721	$(13,752)	$(4,242)	$(17,994)	$245,727

Cobalt interests
Voisey’s Bay	$393,422	$-	$393,422	$(165,912)	$-	$(165,912)	$227,510

	$8,349,925	$-	$8,349,925	$(2,615,819)	$(123,503)	$(2,739,322)	$5,610,603

1)
Includes cumulative impairment charges to June 30, 2020 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $166 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)	Comprised of the Minto, Rosemont and 777 gold interests.
5)	Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont and 777 silver interests.

	Year Ended December 31, 2019

	Cost			Accumulated Depletion & Impairment 1
(in thousands)	Balance Jan 1, 2019	Additions (Reductions)	Balance Dec 31, 2019	Balance Jan 1, 2019	Depletion	Impairment	Balance Dec 31, 2019	Carrying Amount Dec 31, 2019

Gold interests
Salobo	$3,059,876	$-	$3,059,876	$(353,816)	$(100,803)	$-	$(454,619)	$2,605,257
Sudbury 2	623,864	-	623,864	(257,401)	(22,420)	-	(279,821)	344,043
Constancia	136,058	-	136,058	(18,511)	(7,141)	-	(25,652)	110,406
San Dimas	220,429	-	220,429	(12,234)	(13,828)	-	(26,062)	194,367
Stillwater 3	239,357	(5)	239,352	(2,925)	(6,433)	-	(9,358)	229,994
Other 4	402,232	-	402,232	(380,873)	(8,191)	-	(389,064)	13,168

	$4,681,816	$(5)	$4,681,811	$(1,025,760)	$(158,816)	$-	$(1,184,576)	$3,497,235

Silver interests
Peñasquito	$524,626	$-	$524,626	$(135,904)	$(14,020)	$-	$(149,924)	$374,702
Antamina	900,343	-	900,343	(190,266)	(41,267)	-	(231,533)	668,810
Constancia	302,948	-	302,948	(56,717)	(18,044)	-	(74,761)	228,187
Other 5	1,283,039	15	1,283,054	(780,401)	(14,960)	-	(795,361)	487,693

	$3,010,956	$15	$3,010,971	$(1,163,288)	$(88,291)	$-	$(1,251,579)	$1,759,392

Palladium interests
Stillwater 3	$263,726	$(5)	$263,721	$(4,033)	$(9,719)	$-	$(13,752)	$249,969

Cobalt interests
Voisey’s Bay	$393,422	$-	$393,422	$-	$-	$(165,912)	$(165,912)	$227,510

	$8,349,920	$5	$8,349,925	$(2,193,081)	$(256,826)	$(165,912)	$(2,615,819)	$5,734,106

1)
Includes cumulative impairment charges to December 31, 2019 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $166 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)	Comprised of the Minto, Rosemont and 777 gold interests.
5)	Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont and 777 silver interests.
The value allocated to reserves is classified as depletable upon a mining operation achieving first production and is depleted on a unit-of-production
basis over the estimated recoverable proven and probable reserves at the mine. The value associated with resources and exploration potential is allocated at acquisition and is classified as non-depletable
until such time as it is transferred to the depletable category, generally as a result of the conversion of resources or exploration potential into reserves.

	June 30, 2020			December 31, 2019

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests
Salobo	$2,127,578	$423,985	$2,551,563	$2,078,666	$526,591	$2,605,257
Sudbury 1	282,703	51,182	333,885	290,841	53,202	344,043
Constancia	100,230	8,030	108,260	101,263	9,143	110,406
San Dimas	80,200	108,688	188,888	87,593	106,774	194,367
Stillwater 2	202,348	24,694	227,042	203,163	26,831	229,994
Other 3	10,966	(1)	10,965	13,168	-	13,168

	$2,804,025	$616,578	$3,420,603	$2,774,694	$722,541	$3,497,235

Silver interests
Peñasquito	$268,693	$92,305	$360,998	$287,493	$87,209	$374,702
Antamina	303,974	347,075	651,049	322,148	346,662	668,810
Constancia	209,014	14,569	223,583	212,173	16,014	228,187
Other 4	104,983	376,150	481,133	83,687	404,006	487,693

	$886,664	$830,099	$1,716,763	$905,501	$853,891	$1,759,392

Palladium interests
Stillwater 2	$236,085	$9,642	$245,727	$238,485	$11,484	$249,969

Cobalt interests
Voisey’s Bay	$-	$227,510	$227,510	$-	$227,510	$227,510

	$3,926,774	$1,683,829	$5,610,603	$3,918,680	$1,815,426	$5,734,106

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)	Comprised of the Minto, Rosemont and 777 gold interests.
4)	Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont and 777 silver interests.